1933 Act
                                                                    Rule 497(j)


                                            August 18, 1999




VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      PHL Variable Accumulation Account
         PHL Variable Insurance Company
         Registration No. 33-87376 and 811-8914

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Version B) and Statement of Additional Information (Version B) that would have been filed under rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-4 pursuant to Rule 485(b) on July 15, 1999.

         Please call the undersigned at (860) 403-5753 if you have any questions concerning this filing.

                                            Very truly yours,



                                            /s/ Edwin L. Kerr
                                            Edwin L. Kerr, Counsel
                                            PHL Variable Insurance Company